Financial Investors Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

August 31, 2006

Securities and Exchange Commission

Attention: John Ganley

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Trust

File Nos.

33-72424

811-8194

Dear Mr. Ganley:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective August 28, 2006, do not differ from those filed in the Post-Effective Amendment No. 30 on August 28, 2006, which was filed electronically.

Sincerely,

/s/ Erin E. Douglas

Erin E. Douglas

Secretary